UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JANUARY 31, 2014

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	January 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.6%
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.7%
Johnson Controls Inc.	789,602	$36,416,444

Automobiles - 0.8%
Harley-Davidson Inc.	394,183	24,317,149
Honda Motor Co., Ltd., ADR	540,750	20,283,533

Total Automobiles		44,600,682

Hotels, Restaurants & Leisure - 1.3%
Hilton Worldwide Holdings Inc.	220,000	4,763,000	*
McDonald’s Corp.	113,334	10,672,663
Starwood Hotels & Resorts Worldwide Inc.	341,759	25,532,815
Yum! Brands Inc.	388,241	26,070,383

Total Hotels, Restaurants & Leisure		67,038,861

Internet & Catalog Retail - 0.7%
Amazon.com Inc.	95,575	34,281,797	*

Media - 6.9%
Comcast Corp., Class A Shares	3,165,313	172,351,293
Twenty-First Century Fox Inc.	1,309,416	41,665,617
Walt Disney Co.	2,057,968	149,429,056

Total Media		363,445,966

Multiline Retail - 0.1%
Target Corp.	131,861	7,468,607

Specialty Retail - 3.4%
Home Depot Inc.	1,390,076	106,827,340
Lowe’s Cos. Inc.	464,196	21,487,633
TJX Cos. Inc.	873,180	50,085,605

Total Specialty Retail		178,400,578

TOTAL CONSUMER DISCRETIONARY		731,652,935

CONSUMER STAPLES - 8.6%
Beverages - 1.6%
Coca-Cola Co.	1,207,653	45,673,436
PepsiCo Inc.	456,785	36,707,243

Total Beverages		82,380,679

Food & Staples Retailing - 3.2%
CVS Caremark Corp.	1,109,350	75,125,182
Wal-Mart Stores Inc.	1,266,362	94,571,914

Total Food & Staples Retailing		169,697,096

Food Products - 1.7%
General Mills Inc.	500,234	24,021,237
Kraft Foods Group Inc.	445,613	23,327,841
McCormick & Co. Inc., Non Voting Shares	269,270	17,281,749
Mondelez International Inc., Class A Shares	785,730	25,732,657

Total Food Products		90,363,484

Household Products - 2.1%
Kimberly-Clark Corp.	430,661	47,101,393
Procter & Gamble Co.	812,427	62,248,157

Total Household Products		109,349,550

TOTAL CONSUMER STAPLES		451,790,809

ENERGY - 8.5%
Energy Equipment & Services - 1.8%
Cameron International Corp.	596,640	35,780,501	*
Schlumberger Ltd.	401,225	35,135,273
Weatherford International Ltd.	1,920,577	26,004,612	*

Total Energy Equipment & Services		96,920,386

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	555,371	$44,812,886
Chevron Corp.	771,390	86,110,266
ConocoPhillips	344,137	22,351,698
Exxon Mobil Corp.	1,556,261	143,425,014
Hess Corp.	373,027	28,159,808
Occidental Petroleum Corp.	317,326	27,788,238

Total Oil, Gas & Consumable Fuels		352,647,910

TOTAL ENERGY		449,568,296

FINANCIALS - 14.7%
Capital Markets - 0.7%
Blackstone Group LP	1,097,018	35,927,339

Commercial Banks - 3.0%
BB&T Corp.	515,803	19,296,190
SunTrust Banks Inc.	591,779	21,907,659
U.S. Bancorp	883,324	35,094,462
Wells Fargo & Co.	1,761,547	79,868,541

Total Commercial Banks		156,166,852

Consumer Finance - 0.3%
American Express Co.	184,371	15,675,222

Diversified Financial Services - 5.2%
Berkshire Hathaway Inc., Class A Shares	591	100,181,533	*
Citigroup Inc.	1,558,160	73,903,529
JPMorgan Chase & Co.	1,769,122	97,938,594

Total Diversified Financial Services		272,023,656

Insurance - 4.1%
MetLife Inc.	1,399,958	68,667,940
Travelers Cos. Inc.	1,822,994	148,172,952

Total Insurance		216,840,892

Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	509,303	41,192,427

Real Estate Management & Development - 0.6%
Forest City Enterprises Inc., Class A Shares	1,927,630	35,063,590	*

TOTAL FINANCIALS		772,889,978

HEALTH CARE - 14.1%
Biotechnology - 1.7%
Amgen Inc.	423,344	50,356,769
BioMarin Pharmaceutical Inc.	229,696	15,821,461	*
Celgene Corp.	137,509	20,891,742	*

Total Biotechnology		87,069,972

Health Care Equipment & Supplies - 0.7%
Covidien PLC	511,550	34,908,172

Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	266,706	17,927,978
Cardinal Health Inc.	298,299	20,290,298
Express Scripts Holding Co.	617,671	46,133,847	*
UnitedHealth Group Inc.	525,315	37,969,768

Total Health Care Providers & Services		122,321,891

Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific Inc.	343,110	39,505,685

Pharmaceuticals - 8.7%
AbbVie Inc.	418,180	20,587,001

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
AstraZeneca PLC, ADR	179,738	$11,413,363
Bristol-Myers Squibb Co.	947,940	47,368,562
GlaxoSmithKline PLC, ADR	522,268	26,917,693
Johnson & Johnson	1,252,060	110,769,748
Merck & Co. Inc.	1,843,331	97,641,243
Pfizer Inc.	3,459,270	105,161,808
Roche Holding AG, ADR	584,752	40,113,987

Total Pharmaceuticals		459,973,405

TOTAL HEALTH CARE		743,779,125

INDUSTRIALS - 10.6%
Aerospace & Defense - 2.4%
Honeywell International Inc.	813,983	74,259,669
Raytheon Co.	541,333	51,464,528

Total Aerospace & Defense		125,724,197

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	966,970	92,084,553

Commercial Services & Supplies - 1.0%
Tyco International Ltd.	861,078	34,865,048
Waste Management Inc.	368,929	15,413,854

Total Commercial Services & Supplies		50,278,902

Electrical Equipment - 0.6%
Eaton Corp. PLC	434,248	31,739,186

Industrial Conglomerates - 4.0%
3M Co.	412,413	52,867,222
General Electric Co.	4,104,776	103,153,021
United Technologies Corp.	485,084	55,309,278

Total Industrial Conglomerates		211,329,521

Machinery - 0.9%
Caterpillar Inc.	112,020	10,519,798
Pentair Ltd., Registered Shares	466,665	34,687,210

Total Machinery		45,207,008

TOTAL INDUSTRIALS		556,363,367

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.2%
Cisco Systems Inc.	1,974,540	43,262,172
Juniper Networks Inc.	1,232,413	32,794,510	*
QUALCOMM Inc.	495,524	36,777,791

Total Communications Equipment		112,834,473

Computers & Peripherals - 3.7%
Apple Inc.	255,487	127,896,792
EMC Corp.	1,462,027	35,439,535
NetApp Inc.	778,651	32,968,083

Total Computers & Peripherals		196,304,410

Internet Software & Services - 4.2%
eBay Inc.	1,115,984	59,370,349	*
Facebook Inc., Class A Shares	375,394	23,488,403	*
Google Inc., Class A Shares	115,021	135,836,350	*

Total Internet Software & Services		218,695,102

IT Services - 3.7%
Automatic Data Processing Inc.	807,280	61,837,648
International Business Machines Corp.	242,791	42,896,314
Visa Inc., Class A Shares	421,606	90,826,580

Total IT Services		195,560,542

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.3%
Texas Instruments Inc.	426,772	$18,095,133

Software - 4.3%
Adobe Systems Inc.	442,825	26,210,812	*
Citrix Systems Inc.	265,370	14,348,556	*
Microsoft Corp.	3,012,044	114,005,865
Oracle Corp.	929,939	34,314,749
Red Hat Inc.	328,570	18,564,205	*
VMware Inc., Class A Shares	181,870	16,393,762	*

Total Software		223,837,949

TOTAL INFORMATION TECHNOLOGY		965,327,609

MATERIALS - 4.1%
Chemicals - 4.1%
E.I. du Pont de Nemours & Co.	252,710	15,417,837
Ecolab Inc.	541,500	54,442,410
Monsanto Co.	192,777	20,540,389
PPG Industries Inc.	696,104	126,941,526

TOTAL MATERIALS		217,342,162

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T Inc.	2,408,724	80,258,684
Verizon Communications Inc.	1,014,690	48,725,414

TOTAL TELECOMMUNICATION SERVICES		128,984,098

UTILITIES - 0.2%
Electric Utilities - 0.2%
Northeast Utilities	279,889	12,259,138

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,757,231,835)		5,029,957,517

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.7%
Repurchase Agreements - 4.7%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 1/31/14 with RBS Securities Inc.; Proceeds at maturity - $247,513,413; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 4/15/14 to 2/15/40; Market value - $252,463,914) (Cost - $247,513,000)	0.020%	2/3/14	$247,513,000	247,513,000

TOTAL INVESTMENTS - 100.3% (Cost - $3,004,744,835#)				5,277,470,517
Liabilities in Excess of Other Assets - (0.3)%				(16,076,558)

TOTAL NET ASSETS - 100.0%				$5,261,393,959

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$5,029,957,517	—	—	$5,029,957,517
Short-term investments†	—	$247,513,000	—	247,513,000

Total investments	$5,029,957,517	$247,513,000	—	$5,277,470,517

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,272,725,682
Gross unrealized depreciation	—

Net unrealized appreciation	$2,272,725,682

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 25, 2014